Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income	$ 5,982,340	$ 5,128,650
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(4,821,632)	(105,681)
Change in fair value of warrant liabilities	(5,509,917)	(9,381,750)
Change in fair value of convertible note	196,200
Change in deferred underwriting fee	(271,687)
Offering costs allocated to warrants		575,278
Changes in current assets and current liabilities:
Prepaid expenses	716,462	(837,139)
Accounts payable and accrued expenses	2,278,574	2,579,641
Net cash used in operating activities	(1,429,660)	(2,041,001)
Cash Flows from Investing Activities:
Investment of cash into Trust Account		(345,000,000)
Net cash used in investing activities		(345,000,000)
Cash Flows from Financing Activities:
Proceeds from Initial Public Offering, net of underwriters' discount		338,595,000
Proceeds from issuance of Private Placement Warrants		9,400,000
Proceeds from issuance of Convertible Promissory Note	1,225,000
Repayment of promissory note to related party		(90,996)
Payments of offering costs		(585,420)
Net cash provided by financing activities	1,225,000	347,318,584
Net Change in Cash	(204,660)	277,583
Cash – Beginning	277,583
Cash – Ending	72,923	277,583
Supplemental disclosure of noncash financing activities:
Initial value of Class A ordinary shares subject to possible redemption		345,000,000
Initial value of warrant liabilities		17,870,000
Deferred underwriters' discount payable charged to additional paid-in capital		12,075,000
Accretion of Class A ordinary shares subject to possible redemption	$ 4,927,313	28,950,644
Deferred offering costs paid under promissory note		$ 90,996